Schedule H, Line 4(a) - Schedule of Delinquent Participant Contributions (Details) - EBP 333 $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Delinquent Participant Contribution [Line Items]
Entity tax identification number	54-1394360
Plan number	333
Late repayment included	true
Participant contributions transferred late to Plan	$ 747
Contributions not corrected	0
Contributions corrected outside of VFCP (1)	747
Contributions pending correction in VFCP	0
Total fully corrected under VFCP and PTE 2002-51	$ 0